Shareholder Report	12 Months Ended	74 Months Ended
	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Disruptors ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptors ETF
Class Name	Fidelity® Disruptors ETF
Trading Symbol	FDIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, security selection in the United States and positioning in emerging markets, especially South Korea and Singapore, detracted from the fund's performance versus the MSCI All Country World Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially sizable overweights in transaction & payment processing services, application software and health care equipment.
•The largest individual relative detractor was an overweight in Sea (-45%), one of our largest holdings this period. A second notable relative detractor was an underweight in Samsung Electronics (+411%). Avoiding SK Hynix (+949%) further weighed on our relative result.
•In contrast, from a geographical standpoint, an overweight in Taiwan, investment choices in Japan and an underweight in India contributed to the fund's performance versus the MSCI index.
•By industry, stock picking in biotechnology, industrial machinery & supplies & components, and semiconductors notably contributed.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+122%). The stock was the fund's biggest holding at period end. Overweighting Micron Technology (+930%) also proved rewarding for the fund. This stock was one of the fund's largest holdings on May 31. Outsized exposure to Teradyne (+377%) further contributed.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Israel. By industry, meaningful changes in positioning include higher allocations to electronic components and internet services & infrastructure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Disruptors ETF $10,000 $11,570 $17,007 $13,046 $13,851 $16,404 $18,811 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,530 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptors ETF - NAV A 22.91% 6.34% 14.66% MSCI ACWI (All Country World Index) Index A 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 106,650,989	$ 106,650,989
Holdings Count | shares	7	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$106,650,989
Number of Holdings	7
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Domestic Equity Funds 78.5 International Equity Funds 21.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 78.5 International Equity Funds - 21.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Disruptive Technology ETF 25.0 Fidelity Disruptive Automation ETF 21.4 Fidelity Disruptive Communications ETF 21.4 Fidelity Disruptive Medicine ETF 16.7 Fidelity Disruptive Finance ETF 15.4 99.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Technology ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Technology ETF
Class Name	Fidelity® Disruptive Technology ETF
Trading Symbol	FDTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 63	0.50%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, security selection and an overweight in the United States and stock selection and an underweight in emerging markets, especially South Korea and China, detracted from the fund's performance versus the MSCI All Country World Information Technology Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in electronic components. An overweight in systems software also hampered the fund's relative result. Also detracting from our result was stock picking in broadline retail.
•The largest individual relative detractor was an overweight in Microsoft (-1%). The stock was among the fund's biggest holdings. A second notable relative detractor was our stake in Monday.com (-75%). The stock was not held at period end. Another notable relative detractor was our non-index stake in Meta Platforms (-2%). The stock was among our largest holdings this period.
•In contrast, from a regional standpoint, avoiding India and stock picking in Japan contributed to the fund's performance versus the industry index.
•By industry, the biggest contributors to performance versus the industry index were security selection and an overweight in semiconductors. An underweight in IT consulting & other services also boosted relative performance.
•The top individual relative contributor was an overweight in Micron Technology (+930%). The stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Marvell Technology (+242%). The company was one of our biggest holdings. An overweight in Coherent (+237%) also helped. This was an investment we established this period. The company was one of our biggest holdings at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Israel. By industry, meaningful changes in positioning include higher allocations to electronic components and internet services & infrastructure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Disruptive Technology ETF $10,000 $11,490 $18,169 $12,019 $13,635 $17,335 $19,887 MSCI All Country World Information Technology Equal Weighted Index $10,000 $11,010 $16,050 $13,334 $13,590 $14,193 $16,066 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,530 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Technology ETF - NAV A 51.79% 10.69% 19.76% MSCI All Country World Information Technology Equal Weighted Index A 82.57% 12.64% 19.20% MSCI ACWI (All Country World Index) Index A 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 257,849,870	$ 257,849,870
Holdings Count | shares	40	40
Advisory Fees Paid, Amount	$ 963,251
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$257,849,870
Number of Holdings	40
Total Advisory Fee	$963,251
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 86.1 Communication Services 7.4 Consumer Discretionary 5.6 Industrials 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 74.9 Taiwan 12.9 Canada 4.0 Netherlands 3.7 Japan 2.4 Germany 1.2 Israel 0.9 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 Taiwan - 12.9 Canada - 4.0 Netherlands - 3.7 Japan - 2.4 Germany - 1.2 Israel - 0.9 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Micron Technology Inc 9.4 Marvell Technology Inc 8.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.0 NVIDIA Corp 4.6 MediaTek Inc 4.6 Seagate Technology Holdings PLC 4.0 Amazon.com Inc 4.0 Western Digital Corp 4.0 Microsoft Corp 3.9 Coherent Corp 3.7 52.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Medicine ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Medicine ETF
Class Name	Fidelity® Disruptive Medicine ETF
Trading Symbol	FMED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, overweight exposure to the United States and Belgium contributed to the fund's performance versus the MSCI All Country World Health Care Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, led by biotechnology. Stock selection in pharmaceuticals also boosted relative performance.
•The fund's non-index stake in Cogent Biosciences gained roughly 550% and was the top individual relative contributor. The stock was among our biggest holdings. A second notable relative contributor was our non-index stake in Exact Sciences (+80%). The stock was not held at period end. Another notable relative contributor was an overweight in UCB (+62%). The stock was the fund's biggest holding at period end.
•In contrast, from a regional standpoint, stock picking in the United States detracted from the fund's performance versus the industry index, along with positioning in Switzerland.
•By industry, the primary detractors from performance versus the industry index were stock selection and an overweight in health care equipment. Stock picks and an overweight in health care technology also hampered the fund's result. Also hurting our result was an underweight in pharmaceuticals.
•The largest individual relative detractor was an overweight in Boston Scientific (-53%). This period we decreased our investment in Boston Scientific. A second notable relative detractor was our non-index stake in Waystar Holding (-48%). This period we decreased our investment in Waystar Holding. Another notable relative detractor was an overweight in Insulet (-55%). This period we decreased our investment in Insulet.
•Notable changes in positioning include a higher allocation to Belgium. By industry, meaningful changes in positioning include increased exposure to pharmaceuticals and a lower allocation to health care equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Disruptive Medicine ETF $10,000 $11,060 $13,100 $10,128 $11,176 $10,785 $10,764 MSCI All Country World Healthcare Equal Weighted Index $10,000 $10,932 $14,197 $10,893 $10,690 $10,520 $10,988 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,530 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Medicine ETF - NAV A 8.04% -2.35% 2.49% MSCI All Country World Healthcare Equal Weighted Index A 3.22% -4.52% 2.08% MSCI ACWI (All Country World Index) Index A 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 40,976,443	$ 40,976,443
Holdings Count | shares	70	70
Advisory Fees Paid, Amount	$ 284,909
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$40,976,443
Number of Holdings	70
Total Advisory Fee	$284,909
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 99.7 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 83.9 Belgium 4.7 Netherlands 3.7 Denmark 2.1 Canada 1.9 France 1.8 Switzerland 1.2 China 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.9 Belgium - 4.7 Netherlands - 3.7 Denmark - 2.1 Canada - 1.9 France - 1.8 Switzerland - 1.2 China - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UCB SA 4.7 LifeStance Health Group Inc 4.4 Danaher Corp 3.5 10X Genomics Inc Class A 3.1 Cogent Biosciences Inc 3.0 Intuitive Surgical Inc 2.9 Alnylam Pharmaceuticals Inc 2.9 Argenx SE ADR 2.8 Legend Biotech Corp ADR 2.3 UnitedHealth Group Inc 2.2 31.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Finance ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Finance ETF
Class Name	Fidelity® Disruptive Finance ETF
Trading Symbol	FDFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock selection and an overweight in the United States and picks in Europe ex U.K., primarily the Netherlands, detracted from the fund's performance versus the MSCI All Country World Financials Equal Weighted Index Net MA for the fiscal year.
•By industry, the biggest detractor from performance versus the industry index was a large overweight in transaction & payment processing services. Also hurting our result was stock picking in research & consulting services and application software.
•The largest individual relative detractor was our stake in Adyen (-40%). The stock was not held at period end. A second notable relative detractor was our non-index stake in Equifax (-36%). The company was one of the fund's largest holdings this period. A non-index stake in Chime Financial returned -40% and notably hurt. This was an investment we established this period.
•In contrast, from a regional standpoint, an underweight in emerging markets, primarily India and China, as well as an overweight in Singapore, contributed to the fund's performance versus the industry index.
•By industry, the biggest contributors to performance versus the industry index were stock picking and an underweight in property & casualty insurance. Stock picking in transaction & payment processing services and consumer finance also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in DBS Group (+50%). The stock was one of the fund's biggest holdings. A second notable relative contributor was our non-index stake in Wealthfront (+41%). This was a position we established this period. A non-index stake in Hiscox gained 42% and notably helped. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include decreased exposure to the Netherlands and a higher allocation to Singapore. By industry, meaningful changes in positioning include higher allocations to investment banking & brokerage and asset management & custody banks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Disruptive Finance ETF $10,000 $11,860 $18,420 $15,678 $13,881 $17,298 $21,720 MSCI All Country World Financials Equal Weighted Index $10,000 $10,643 $16,079 $14,962 $14,597 $17,995 $23,117 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,530 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Finance ETF - NAV A -8.71% 1.49% 11.82% MSCI All Country World Financials Equal Weighted Index A 17.45% 11.05% 17.71% MSCI ACWI (All Country World Index) Index A 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 41,938,519	$ 41,938,519
Holdings Count | shares	47	47
Advisory Fees Paid, Amount	$ 236,402
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$41,938,519
Number of Holdings	47
Total Advisory Fee	$236,402
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 91.0 Industrials 4.1 Information Technology 2.1 Real Estate 0.8 Consumer Discretionary 0.8 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 72.5 United Kingdom 7.6 Singapore 5.7 Spain 4.8 Italy 4.5 Brazil 2.6 Canada 1.1 Israel 0.9 Grand Cayman (UK Overseas Ter) 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 72.5 United Kingdom - 7.6 Singapore - 5.7 Spain - 4.8 Italy - 4.5 Brazil - 2.6 Canada - 1.1 Israel - 0.9 Grand Cayman (UK Overseas Ter) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Blackrock Inc 6.0 DBS Group Holdings Ltd 5.7 Capital One Financial Corp 5.4 Bankinter SA 4.8 FinecoBank Banca Fineco SpA 4.5 Apollo Global Management Inc 4.5 Visa Inc Class A 4.3 Block Inc Class A 4.1 Mastercard Inc Class A 4.1 Hiscox Ltd 3.7 47.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Communications ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Communications ETF
Class Name	Fidelity® Disruptive Communications ETF
Trading Symbol	FDCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States and emerging markets, primarily in Taiwan, contributed to the fund's performance versus the MSCI All Country World Communication Services Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, led by semiconductors. Stock selection in interactive media & services and movies & entertainment also boosted the fund's relative performance.
•The fund's non-index stake in Taiwan Semiconductor Manufacturing gained approximately 119% and was the top individual relative contributor. The company was the fund's largest holding. The second-largest relative contributor was an overweight in Alphabet (+122%). The company was one of our largest holdings. Another notable relative contributor was our non-index stake in Arista Networks (+83%). The company also was among the fund's biggest holdings.
•In contrast, from a regional standpoint, security selection in Asia Pacific ex Japan, primarily in Singapore, and stock picking and an underweight in Europe ex U.K., primarily in Sweden, detracted from the fund's performance versus the industry index.
•By industry, the primary detractors from performance versus the industry index were security selection and an underweight in wireless telecommunication services. Also hurting our result were an underweight in integrated telecommunication services and an overweight in cable & satellite.
•The largest individual relative detractor was an overweight in Sea (-44%). The stock was among our biggest holdings. A non-index stake in Liberty Broadband returned about -43% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding SoftBank, an index component that gained roughly 258%.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Singapore. By industry, meaningful changes in positioning include increased exposure to movies & entertainment and a lower allocation to telecom tower REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Disruptive Communications ETF $10,000 $11,580 $17,249 $12,353 $12,959 $17,946 $21,469 MSCI All Country World Communication Services Equal Weighted Index $10,000 $10,902 $14,718 $11,998 $10,785 $11,056 $13,265 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,530 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Communications ETF - NAV A 25.23% 9.28% 17.52% MSCI All Country World Communication Services Equal Weighted Index A 4.18% -1.31% 5.42% MSCI ACWI (All Country World Index) Index A 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 106,703,818	$ 106,703,818
Holdings Count | shares	40	40
Advisory Fees Paid, Amount	$ 479,885
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$106,703,818
Number of Holdings	40
Total Advisory Fee	$479,885
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 49.6 Information Technology 37.4 Consumer Discretionary 11.2 Industrials 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 76.7 Taiwan 10.8 China 4.4 Canada 3.1 Singapore 2.7 Korea (South) 1.3 Netherlands 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 76.7 Taiwan - 10.8 China - 4.4 Canada - 3.1 Singapore - 2.7 Korea (South) - 1.3 Netherlands - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd ADR 10.8 Alphabet Inc Class A 8.9 Meta Platforms Inc Class A 6.2 NVIDIA Corp 5.6 Arista Networks Inc 5.6 Amazon.com Inc 5.4 Warner Bros Discovery Inc 3.9 Roku Inc Class A 3.9 Quebecor Inc Class B 3.1 Sea Ltd Class A ADR 2.7 56.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Automation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Automation ETF
Class Name	Fidelity® Disruptive Automation ETF
Trading Symbol	FBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock selection in the United States and emerging markets, primarily Taiwan, contributed to the fund's performance versus the MSCI All Country World Industrials Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, especially within semiconductor materials & equipment. Picks in semiconductors and industrial machinery & supplies & components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Teradyne (+377%). The stock was among our largest holdings. A non-index stake in Taiwan Semiconductor Manufacturing gained roughly 132% and was a second notable relative contributor. The stock was the fund's biggest holding. Another notable relative contributor was an overweight in Rocket Lab (+445%).
•In contrast, from a regional standpoint, an underweight in emerging markets, primarily South Korea, and an overweight in the United States detracted from the fund's performance versus the industry index.
•By industry, the biggest detractor from performance versus the industry index was non-index exposure to application software. An underweight in heavy electrical equipment also hampered the fund's result. Also hurting our result were security selection and an underweight in electrical components & equipment.
•The biggest individual relative detractor was an overweight in Axon Enterprise (-40%). This period we increased our investment in Axon Enterprise. The company was among our biggest holdings. A second notable relative detractor was our non-index stake in Dassault Systemes (-41%). This period we increased our investment in Dassault Systemes. A non-index stake in BYD returned -29% and notably hurt.
•Notable changes in positioning include increased exposure to Sweden and a lower allocation to Germany. By industry, meaningful changes in positioning include higher allocations to semiconductor materials & equipment and electrical components & equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Disruptive Automation ETF $10,000 $11,900 $18,342 $15,269 $16,957 $17,763 $19,797 MSCI All Country World Industrials Equal Weighted Index $10,000 $10,954 $16,031 $14,410 $14,366 $16,476 $18,775 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,530 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Automation ETF - NAV A 39.99% 8.60% 18.10% MSCI All Country World Industrials Equal Weighted Index A 26.41% 8.16% 15.15% MSCI ACWI (All Country World Index) Index A 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 211,232,755	$ 211,232,755
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 814,964
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$211,232,755
Number of Holdings	50
Total Advisory Fee	$814,964
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 53.4 Information Technology 35.6 Consumer Discretionary 5.9 Communication Services 3.1 Health Care 0.8 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 49.4 Japan 18.9 Taiwan 8.5 China 7.8 Sweden 5.0 Germany 3.6 United Kingdom 2.1 Canada 1.8 France 1.5 Switzerland 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.4 Japan - 18.9 Taiwan - 8.5 China - 7.8 Sweden - 5.0 Germany - 3.6 United Kingdom - 2.1 Canada - 1.8 France - 1.5 Switzerland - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.7 Teradyne Inc 5.9 NVIDIA Corp 4.6 Deere & Co 4.3 THK Co Ltd 3.7 Axon Enterprise Inc 3.4 Daifuku Co Ltd 3.3 Siemens AG 3.2 Palantir Technologies Inc Class A 3.1 Alphabet Inc Class C 3.1 41.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec